Provisions - Effect of Changes in Actuarial Assumptions on Defined Benefit Obligation of Telefonica United Kingdom Pension Plan (Details) - Foreign defined benefit plans - Telefónica United Kingdom	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal rate of pension payment increase	2.75%
Discount rate (as a percent)	1.35%
Expected inflation	2.80%
S2NMA/S2NFA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of mortality rates	0.95
CMI 2019 7
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of mortality rates	0.01
CMI 2019 7 Addition
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of mortality rates	0.0025